Operating revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary Detail Operating Revenue Explanatory
Operating revenue for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Interest income	~~W~~	27,579,211	29,209,338	27,988,801
Fees and commission income		4,175,243	4,295,366	4,564,323
Insurance income		2,899,599	3,116,553	3,364,322
Reinsurance income		44,985	73,578	202,299
Insurance finance income		143,064	202,363	44,087
Dividend income		181,486	239,097	209,681
Net gain on financial instruments measured at FVTPL		4,254,811	4,264,126	4,823,409
Gain on trading derivatives measured at FVTPL		17,208,758	22,397,247	17,568,108
Net gain on financial instruments designated at FVTPL		438,709	252,924	232,193
Net gain on foreign currency transaction		3,201,023	8,084,564	3,683,224
Net gain on disposal of securities at FVOCI		50,793	197,708	287,564
Net gain on disposal of securities at amortized cost		358	—	2
Reversal of credit loss allowance		136	4,311	107,122
Gain related to hedging derivatives		422,074	753,798	607,993
Other operating income		732,379	973,306	998,832

	~~W~~	61,332,629	74,064,279	64,681,960